UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21293

Nuveen Multi-Strategy Income and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Multi-Strategy Income and Growth Fund (JPC)
March 31, 2010

Shares	Description (1)	Value
	Common Stocks – 35.0% (26.6% of Total Investments)
	Aerospace & Defense – 0.9%
1,320	Alliant Techsystems Inc., (2)	$ 107,316
29,962	Aveos Fleet Performance Inc., (2), (17)	494,373
2,290	Esterline Technologies Corporation	113,195
5,505	GeoEye, Inc., (2)	162,398
29,179	Lockheed Martin Corporation, (3)	2,428,276
17,315	Raytheon Company	989,033
82,550	Thales S.A.	3,313,667
	Total Aerospace & Defense	7,608,258
	Air Freight & Logistics – 0.1%
8,500	United Parcel Service, Inc., Class B	547,485
	Auto Components – 0.1%
31,020	Johnson Controls, Inc.	1,023,350
1,753	Magna International Inc., Class A, (2)	108,423
	Total Auto Components	1,131,773
	Automobiles – 0.4%
63,589	Honda Motor Company Limited	2,244,558
25,580	Toyota Motor Corporation	1,024,678
	Total Automobiles	3,269,236
	Beverages – 0.9%
220,983	Coca-Cola Amatil Limited	2,281,332
18,170	Coca-Cola Femsa SAB de CV	1,207,397
20,080	Coca-Cola Company	1,104,400
20,925	Coca-Cola Enterprises Inc.	578,786
17,012	Diageo PLC, Sponsored ADR	1,147,459
8,205	Dr. Pepper Snapple Group	288,570
30,584	Heineken N.V.	1,571,781
	Total Beverages	8,179,725
	Biotechnology – 0.3%
5,315	Alnylam Pharmaceuticals, Inc., (2)	90,461
10,690	Amgen Inc., (2)	638,834
4,360	Biogen Idec Inc., (2)	250,090
6,450	BioMarin Pharmaceutical Inc., (2)	150,737
2,620	Celgene Corporation, (2)	162,335
1,471	Cubist Pharmaceuticals Inc., (2)	33,156
27,260	Gilead Sciences, Inc., (2)	1,239,785
10,495	ISIS Pharmaceuticals, Inc., (2)	114,605
	Total Biotechnology	2,680,003
	Building Products – 0.2%
6,530	Apogee Enterprises, Inc.	103,239
5,820	Masco Corporation	90,326
36,123	Masonite Worldwide Holdings, (2), (17)	1,557,804
	Total Building Products	1,751,369
	Capital Markets – 0.6%
1,130	Affiliated Managers Group Inc., (2)	89,270
3,410	Ameriprise Financial, Inc.	154,678
4,610	Calamos Asset Management, Inc. Class A	66,107
21,610	Invesco LTD	473,475
15,295	Legg Mason, Inc.	438,508
280,601	Nomura Securities Company	2,067,965
2,270	Piper Jaffray Companies, (2)	91,481
3,350	Stifel Financial Corporation	180,063
3,410	T. Rowe Price Group Inc.	187,311
113,041	UBS AG, (2), (3)	1,840,307
	Total Capital Markets	5,589,165
	Chemicals – 0.8%
9,080	Celanese Corporation, Series A	289,198
3,980	Eastman Chemical Company	253,446
2,330	Lubrizol Corporation	213,708
3,170	Minerals Technologies Inc.	164,333
21,850	Mosaic Company	1,327,825
82,409	Nissan Chemical Industries Limited	1,152,968
27,125	Nitto Denko Corporation	1,053,201
12,710	Solutia Inc., (2)	204,758
76,487	Umicore	2,671,008
3,530	Westlake Chemical Corporation	91,039
	Total Chemicals	7,421,484
	Commercial Banks – 2.4%
28,939	Banco Itau Holdings Financeira, S.A.	636,369
139,625	Banco Santander Central Hispano S.A.	1,855,672
208,000	Bangkok Bank Public Company Limited, Foreign Shares	884,490
23,404	Bank of Nova Scotia	1,172,447
10,470	BB&T Corporation	339,123
4,410	Columbia Banking Systems Inc.	89,567
9,205	Commerce Bancshares Inc.	378,694
6,985	Community Bank System Inc.	159,118
76,180	Credit Agricole S.A.	1,333,487
199,562	DnB NOR ASA, (2)	2,279,960
84,660	Fifth Third Bancorp.	1,150,529
5,260	First Financial Bancorp.	93,575
4,335	Hancock Holding Company	181,246
17,788	ICICI Bank Limited, ADR	759,548
1,850,000	Krung Thai Bank Public Company Limited, Foreign Shares	686,563
106,425	Nordic Baltic Holdings FDR, (2)	1,050,159
19,765	Royal Bank of Canada	1,156,729
6,910	Shinhan Financial Group Company Limited	549,345
108,773	Standard Chartered PLC	2,967,006
11,373	Sumitomo Trust & Banking Company, ADR, (17)	66,532
3,330	SunTrust Banks, Inc.	89,211
1,960	SVB Financial Group	91,454
77,330	Svenska Handelbanken AB, A Shares	2,266,159
23,080	U.S. Bancorp	597,310
11,190	Umpqua Holdings Corporation	148,379
15,610	Wells Fargo & Company	485,783
	Total Commercial Banks	21,468,455
	Commercial Services & Supplies – 0.2%
8,315	Republic Services, Inc.	241,301
8,047	Stericycle Inc., (2)	438,562
139,300	Toppan Printing Company Limited	1,257,559
4,260	Waste Management, Inc.	146,672
	Total Commercial Services & Supplies	2,084,094
	Communications Equipment – 0.3%
2,040	Comtech Telecom Corporation, (2)	65,260
7,665	Interdigital Inc., (2)	213,547
6,630	Plantronics Inc.	207,386
293,931	ZTE Corporation	1,781,171
	Total Communications Equipment	2,267,364
	Computers & Peripherals – 0.7%
11,831	Apple, Inc.	2,779,457
9,546	Hewlett-Packard Company	507,370
13,135	International Business Machines Corporation (IBM)	1,684,564
4,250	Network Appliance Inc., (2)	138,380
24,425	Seagate Technology, (2)	446,001
28,025	Western Digital Corporation, (2)	1,092,695
	Total Computers & Peripherals	6,648,467
	Construction & Engineering – 0.3%
50,897	JGC Corporation	908,078
27,130	Royal Boskalis Westminster NV	1,039,749
30,140	Shaw Group Inc., (2)	1,037,419
	Total Construction & Engineering	2,985,246
	Consumer Finance – 0.1%
18,320	American Express Company	755,883
11,540	Capital One Financial Corporation	477,871
	Total Consumer Finance	1,233,754
	Containers & Packaging – 0.0%
5,300	Packaging Corp. of America	130,433
3,600	Rock-Tenn Company	164,052
	Total Containers & Packaging	294,485
	Diversified Consumer Services – 0.0%
6,120	Bridgepoint Education Inc., (2)	150,430
	Diversified Financial Services – 0.2%
63,350	Bank of America Corporation	1,130,798
1,515	Guoco Group Ltd., (17)	31,285
8,114	PHH Corporation, (2)	191,247
	Total Diversified Financial Services	1,353,330
	Diversified Telecommunication Services – 1.7%
4,040	CenturyTel, Inc.	143,258
37,500	KT Corporation, Sponsored ADR, (2)	778,500
232,222	Nippon Telegraph and Telephone Corporation, ADR, (3)	4,881,306
198,200	Portugal Telecom SGPS S.A.	2,216,012
2,295,000	Telecom Italia S.p.A., (2)	2,588,285
110,721	Telus Corporation, (3)	3,966,026
3,940	Verizon Communications Inc.	122,219
	Total Diversified Telecommunication Services	14,695,606
	Electric Utilities – 1.0%
139,684	Centrais Electricas Brasileiras S.A., PFD B ADR, (2)	2,528,280
10,170	E.ON A.G.	375,477
27,450	E.ON A.G., ADR, (2), (17)	1,012,631
14,800	Electricite de France S.A., (2)	807,581
16,751	Exelon Corporation	733,861
141,662	Korea Electric Power Corporation, Sponsored ADR, (2), (3)	2,300,591
12,980	Progress Energy, Inc.	510,893
8,660	Southern Company	287,166
	Total Electric Utilities	8,556,480
	Electrical Equipment – 0.5%
51,392	ABB Limited, ADR, (2)	1,122,401
67,689	ABB Limited, (2)	1,478,450
1,850	Areva CI	959,877
13,515	GrafTech International Ltd., (2)	184,750
7,140	Harbin Electric, Inc., (2)	154,153
8,070	Rockwell Automation, Inc.	454,825
	Total Electrical Equipment	4,354,456
	Electronic Equipment & Instruments – 0.8%
41,201	Hoya Corporation	1,132,157
5,685	Ingram Micro, Inc., Class A, (2)	99,772
25,613	Nidec Corporation	2,745,131
194,336	Nippon Electric Glass Company Limited	2,737,624
1,459	Tech Data Corporation, (2)	61,132
	Total Electronic Equipment & Instruments	6,775,816
	Energy Equipment & Services – 0.7%
126,281	AMEC PLC	1,531,134
120,465	BJ Services Company	2,577,951
9,455	Cooper Cameron Corporation, (2)	405,241
8,285	FMC Technologies Inc., (2)	535,460
20,275	Halliburton Company	610,886
2,120	Oil States International Inc., (2)	96,121
	Total Energy Equipment & Services	5,756,793
	Food & Staples Retailing – 0.8%
16,460	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	1,106,606
193,960	Jeronimo Martins SGPS	1,964,791
83,645	Koninklijke Ahold N.V., (2)	1,115,065
8,535	Kroger Co.	184,868
703	Seven & I Holdings, (17)	33,955
45,687	Wal-Mart Stores, Inc., (3)	2,540,197
	Total Food & Staples Retailing	6,945,482
	Food Products – 1.6%
6,330	Archer-Daniels-Midland Company	182,937
6,660	General Mills, Inc.	471,461
12,490	H.J. Heinz Company	569,669
12,195	Hershey Foods Corporation	522,068
9,760	Kellogg Company	521,477
3,140	Mead Johnson Nutrition Company, Class A Shares	163,374
12,526	Nestle S.A.	641,506
2,893	Sanderson Farms Inc.	155,094
188,102	Smithfield Foods, Inc., (2), (3)	3,901,235
208,822	Tyson Foods, Inc., Class A, (3)	3,998,941
38,382	Unilever PLC	1,123,825
76,130	Unilever PLC, (2)	2,235,451
	Total Food Products	14,487,038
	Gas Utilities – 0.0%
1,890	National Fuel Gas Company	95,540
	Health Care Equipment & Supplies – 0.3%
3,425	Align Technology, Inc., (2)	66,240
12,360	Becton, Dickinson and Company	973,103
5,370	Covidien PLC	270,004
6,000	Edwards Lifesciences Corporation, (2)	593,280
5,230	ev3, Inc., (2)	82,948
22,870	Hologic Inc., (2)	424,010
4,700	Hospira Inc., (2)	266,255
5,500	Masimo Corporation	146,025
2,520	Steris Corporation	84,823
556	Zimmer Holdings, Inc., (2)	32,915
	Total Health Care Equipment & Supplies	2,939,603
	Health Care Providers & Services – 1.1%
78,825	Aetna Inc., (3)	2,767,546
30,540	AmerisourceBergen Corporation	883,217
8,340	Centene Corporation, (2)	200,494
4,190	Community Health Systems, Inc., (2)	154,737
2,895	Emergency Medical Services Corporation, (2)	163,712
12,499	Express Scripts, Inc., (2)	1,271,898
22,083	Fresenius Medical Care, ADR, (2)	1,245,998
1,252	Health Net Inc., (2)	31,137
9,940	HealthSouth Corporation, (2)	185,878
1,370	Laboratory Corporation of America Holdings, (2)	103,723
7,830	Lincare Holdings, (2)	351,410
10,450	McKesson HBOC Inc.	686,774
10,220	Medco Health Solutions, Inc., (2)	659,803
2,274	Omnicare, Inc.	64,331
10,396	Quest Diagnostics Incorporated	605,983
	Total Health Care Providers & Services	9,376,641
	Hotels, Restaurants & Leisure – 0.4%
46,885	Carnival Corporation	1,924,552
23,010	Las Vegas Sands, (2)	486,662
14,590	Shuffle Master Inc., (2)	119,492
14,030	Starbucks Corporation	340,508
259,262	Thomas Cook Group PLC	1,061,474
	Total Hotels, Restaurants & Leisure	3,932,688
	Household Durables – 0.1%
7,220	Lennar Corporation, Class A	124,256
5,015	Meritage Corporation	105,315
26,990	Newell Rubbermaid Inc.	410,248
2,495	Sekisui House, Ltd., Sponsored ADR, (17)	24,850
4,865	Tempur Pedic International Inc.	146,728
	Total Household Durables	811,397

	Household Products – 0.1%
10,900	Colgate-Palmolive Company	929,334
2,310	KAO Corporation, Sponsored ADR, (17)	58,443
	Total Household Products	987,777
	Independent Power Producers & Energy Traders – 0.1%
18,970	Constellation Energy Group	666,037
	Industrial Conglomerates – 0.0%
289	Siemens AG, Sponsored ADR	28,891
	Insurance – 0.7%
9,390	Allstate Corporation	303,391
1,362	Aon Corporation, (2)	58,171
4,630	Aspen Insurance Holdings Limited	133,529
1,844	Axis Capital Holdings Limited	57,643
1,858	CNA Financial Corporation	49,646
7,090	Delphi Financial Group, Inc.	178,384
42,354	Hannover Rueckversicherung AG, (2)	2,091,431
22,310	Lincoln National Corporation	684,917
305,818	Mapfre S.A.	1,121,853
5,759	Marsh & McLennan Companies, Inc.	140,635
29,270	Old Republic International Corporation	371,144
105,446	Prudential Corporation PLC	876,078
6,440	Prudential Financial, Inc.	389,620
5,930	WR Berkley Corporation	154,714
	Total Insurance	6,611,156
	Internet & Catalog Retail – 0.3%
8,295	Amazon.com, Inc., (2)	1,125,881
18,150	NetFlix.com Inc., (2)	1,338,381
	Total Internet & Catalog Retail	2,464,262
	Internet Software & Services – 0.3%
17,472	eBay Inc., (2)	470,870
5,770	Equinix Inc., (2)	561,652
2,690	Google Inc., Class A, (2)	1,525,257
10,520	Rackspace Hosting Inc., (2)	197,040
	Total Internet Software & Services	2,754,819
	IT Services – 0.6%
132,437	CGI Group Inc., (2)	1,974,636
9,170	Global Payments Inc.	417,694
3,930	MasterCard, Inc.	998,220
2,050	Maximus Inc.	124,907
10,215	VeriFone Holdings Inc., (2)	206,445
12,910	Visa Inc.	1,175,197
5,215	Wright Express Corporation, (2)	157,076
	Total IT Services	5,054,175
	Life Sciences Tools & Services – 0.1%
990	Bio-Rad Laboratories Inc., (2)	102,485
7,780	Life Technologies Corporation, (2)	406,661
	Total Life Sciences Tools & Services	509,146
	Machinery – 1.0%
3,873	AGCO Corporation	138,925
5,370	Caterpillar Inc.	337,505
6,930	Cummins Inc.	429,314
5,650	Donaldson Company, Inc.	254,928
65,861	Kone OYJ	2,722,029
318,334	Minebea Company Limited	1,937,448
2,470	Nordson Corporation	167,762
15,120	Oshkosh Truck Corporation, (2)	609,941
10,620	Parker Hannifin Corporation	687,539
3,770	Timken Company	113,138
5,540	Vallourec SA, (2)	1,117,153
	Total Machinery	8,515,682
	Marine – 0.1%
8,950	Genco Shipping and Trading Limited, (2)	188,935
40,000	Stolt-Nielsen S.A.	656,212
	Total Marine	845,147
	Media – 0.5%
13,900	Cablevision Systems Corporation	335,546
23,615	Comcast Corporation, Class A	444,434
41,276	DIRECTV Group, Inc.	1,395,542
8,470	Lamar Advertising Company, (2)	290,945
3,600	Madison Square Garden Inc., (2)	78,228
16,449	Readers Digest Association Inc., (17)	452,348
10,180	Scripps Networks Interactive, Class A Shares	451,483
1,771	SuperMedia Inc., (2)	72,434
1,464	Time Warner Cable, Class A	78,046
112,840	WPP Group PLC	1,169,532
	Total Media	4,768,538
	Metals & Mining – 4.2%
31,000	AngloGold Ashanti Limited, Sponsored ADR, (3)	1,176,450
133,296	Barrick Gold Corporation, (3)	5,110,569
44,513	BHP Billiton PLC, ADR	1,780,536
15,150	Cliffs Natural Resources Inc.	1,074,893
15,710	First Quantum Minerals Limited	1,292,655
17,395	Freeport-McMoRan Copper & Gold, Inc.	1,453,178
222,120	Gold Fields Limited, ADR, (3)	2,803,154
56,171	Ivanhoe Mines Ltd., (2)	977,937
12,309	Kinross Gold Corporation	210,361
8,021	Lihir Gold Limited, Sponsored ADR	225,871
1,177,200	Lihir Gold Limited	3,273,181
1,062,500	Minara Resources Limited, (2)	916,503
114,751	Newmont Mining Corporation, (3)	5,844,268
188,230	NovaGold Resources Inc., (2), (3)	1,343,748
538,658	NovaGold Resources Inc., 144A, (2)	3,846,018
13,150	POSCO, ADR	1,538,682
3,675	Silver Standard Resources, Inc., (2)	65,378
18,730	Steel Dynamics Inc.	327,213
59,880	Sterlite Industries India Ltd., ADR	1,114,367
20,290	United States Steel Corporation	1,288,821
14,290	Walter Industries Inc.	1,318,538
	Total Metals & Mining	36,982,321
	Multiline Retail – 0.3%
6,210	Big Lots, Inc., (2)	226,168
18,700	Macy’s, Inc.	407,099
62,011	Next PLC, (2)	2,036,359
	Total Multiline Retail	2,669,626
	Multi-Utilities – 0.6%
136,191	Ameren Corporation, (3)	3,551,861
4,180	PG&E Corporation	177,316
13,592	RWE AG, (2)	1,204,288
	Total Multi-Utilities	4,933,465
	Oil, Gas & Consumable Fuels – 3.3%
7,180	Alpha Natural Resources Inc., (2)	358,210
3,490	Anadarko Petroleum Corporation	254,177
56,522	Arch Coal Inc.	1,291,528
47,723	BP PLC, Sponsored ADR, (3)	2,723,552
18,134	Cabot Oil & Gas Corporation	667,331
84,453	Cameco Corporation, (3)	2,314,857
11,208	Chesapeake Energy Corporation	264,957
45,694	Chevron Corporation, (3)	3,464,976
18,144	Cimarex Energy Company	1,077,391
24,879	ConocoPhillips, (3)	1,273,058
8,400	CONSOL Energy Inc.	358,344
22,760	Continental Resources Inc., (2)	968,438
4,830	Devon Energy Corporation	311,197
34,890	EnCana Corporation	1,085,535
31,200	Gazprom OAO, ADR	727,896
10,435	Hess Corporation	652,709
3,755	McMoran Exploration Corporation, (2)	54,936
9,670	Newfield Exploration Company, (2)	503,324
40,100	Nexen Inc.	990,871
5,905	Occidental Petroleum Corporation	499,209
1,706	Peabody Energy Corporation	77,964
5,601	Petrobras Energia S.A., ADR	93,425
618	Pioneer Natural Resources Company	34,806
9,285	Rosetta Resources, Inc., (2)	218,662
35,200	Royal Dutch Shell PLC, Class B, Sponsored ADR, (3)	1,947,616
8,980	Southwestern Energy Company	365,666
47,046	StatoilHydro ASA, Sponsored ADR	1,097,583
5,010	Stone Energy Corporation, (2)	88,928
73,651	Suncor Energy, Inc., (3)	2,396,604
187,805	Tesoro Corporation, (3)	2,610,490
7,825	Total S.A., (2)	454,249
870	Whiting Petroleum Corporation, (2)	70,331
6,840	World Fuel Services Corporation	182,218
	Total Oil, Gas & Consumable Fuels	29,481,038
	Paper & Forest Products – 0.0%
4,390	Buckeye Technologies Inc., (2)	57,421
	Personal Products – 0.0%
6,800	Estee Lauder Companies Inc., Class A	441,116
	Pharmaceuticals – 1.4%
37,930	AstraZeneca Group	1,691,651
30,192	Bristol-Myers Squibb Company	806,126
19,720	Johnson & Johnson	1,285,744
31,616	Novartis AG	1,707,636
3,825	Perrigo Company	224,604
169,125	Pfizer Inc., (3)	2,900,494
20,817	Sanofi-Aventis, SA	1,551,749
27,500	Takeda Pharmaceutical Co Ltd.	1,210,424
3,068	Takeda Pharmaceutical Co Ltd., ADR, (17)	67,189
21,850	Watson Pharmaceuticals Inc., (2)	912,675
	Total Pharmaceuticals	12,358,292
	Professional Services – 0.0%
1,332	TrueBlue Inc., (2)	20,646

	Real Estate – 0.3%
7,450	Boston Properties, Inc.	562,028
6,240	Digital Realty Trust Inc.	338,208
11,180	Duke Realty Corporation	138,632
2,930	Equity Lifestyles Properties Inc.	157,868
15,280	Inland Real Estate Corporation	139,812
18,250	Kimco Realty Corporation	285,430
5,860	LaSalle Hotel Properties	136,538
1,632	PS Business Parks Inc.	87,149
2,909	Simon Property Group, Inc.	244,065
5,100	Taubman Centers Inc.	203,592
4,560	Walter Investment Management Corporation	72,960
	Total Real Estate	2,366,282
	Real Estate Management & Development – 0.2%
110,295	Sun Hung Kai Properties Limited	1,657,781
	Road & Rail – 0.1%
1,145	Canadian Pacific Railway Limited	64,395
2,640	Kansas City Southern Industries	95,489
8,320	Norfolk Southern Corporation	465,005
1,327	Union Pacific Corporation	97,269
	Total Road & Rail	722,158
	Semiconductors & Equipment – 1.0%
67,410	ASM Lithography Holding NV, (2)	2,409,113
32,295	Broadcom Corporation, Class A	1,071,548
58,220	Intel Corporation	1,295,977
27,420	KLA-Tencor Corporation	847,826
57,370	Marvell Technology Group Ltd., (2)	1,169,201
21,600	Novellus Systems, Inc., (2)	540,000
11,470	ON Semiconductor Corporation, (2)	91,760
104,020	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	1,091,170
4,510	Xilinx, Inc.	115,005
	Total Semiconductors & Equipment	8,631,600
	Software – 0.4%
1,750	Advent Software Inc., (2)	78,313
5,360	Ansys Inc., (2)	231,230
3,150	Citrix Systems, (2)	149,531
8,420	CommVault Systems, Inc., (2)	179,767
4,800	JDA Software Group, (2)	133,536
2,950	Manhattan Associates Inc., (2)	75,166
23,147	Microsoft Corporation	677,513
10,530	Rovi Corporation, (2)	390,979
8,555	Salesforce.com, Inc., (2)	636,920
14,490	Sybase, Inc., (2)	675,524
	Total Software	3,228,479
	Specialty Retail – 0.3%
6,640	Abercrombie & Fitch Co., Class A	303,050
7,110	Best Buy Co., Inc.	302,459
9,790	Chico’s FAS, Inc.	141,172
3,640	DSW Inc., (2)	92,929
5,218	Guess Inc.	245,142
23,590	Home Depot, Inc.	763,137
2,940	J. Crew Group Inc., (2)	134,946
4,220	PetSmart Inc.	134,871
25,400	Williams-Sonoma Inc.	667,766
	Total Specialty Retail	2,785,472
	Textiles, Apparel & Luxury Goods – 0.4%
1,030	Deckers Outdoor Corporation, (2)	142,140
3,250	Fossil Inc., (2)	122,654
9,710	LVMH Moet Hennessy, (2)	1,134,955
2,120	Steven Madden Limited, (2)	103,455
516,358	Yue Yuen Industrial Holdings Limited, (17)	1,795,622
	Total Textiles, Apparel & Luxury Goods	3,298,826
	Thrifts & Mortgage Finance – 0.1%
41,385	Hudson City Bancorp, Inc.	586,011
23,620	New York Community Bancorp, Inc.	390,674
7,310	People’s United Financial, Inc.	114,327
	Total Thrifts & Mortgage Finance	1,091,012
	Tobacco – 0.5%
71,250	Imperial Tobacco Group	2,173,247
12,090	Lorillard Inc.	909,651
31,125	Philip Morris International	1,623,479
	Total Tobacco	4,706,377
	Trading Companies & Distributors – 0.4%
234,288	Mitsui & Company Limited	3,936,960
	Water Utilities – 0.0%
823	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	30,285
	Wireless Telecommunication Services – 0.2%
9,722	Millicom International Cellular S.A.	869,790
4,175	Millicom International Cellular S.A.	372,200
1,400	TIM Participacoes S.A., ADR	38,863
3,011	Turkcell Iletisim Hizmetleri A.S., ADR	45,345
	Total Wireless Telecommunication Services	1,326,198
	Total Common Stocks (cost $281,062,680)	309,322,648

Shares	Description (1)	Coupon	Ratings (4)	Value
	Convertible Preferred Securities – 1.8% (1.4% of Total Investments)
	Capital Markets – 0.0%
5,800	AMG Capital Trust II, Convertible Bond	5.150%	BB	$ 205,175
	Commercial Banks – 0.4%
3,750	Fifth Third Bancorp, Convertible Bond	8.500%	Ba1	510,675
3,000	Wells Fargo & Company, Convertible Bond	7.500%	A-	2,931,000
	Total Commercial Banks			3,441,675
	Communications Equipment – 0.5%
5,525	Lucent Technologies Capital Trust I	7.750%	B3	4,397,900
	Diversified Financial Services – 0.4%
3,350	Bank of America Corporation	7.250%	BB	3,266,250
	Food Products – 0.1%
5,300	Bunge Limited, Convertible Bonds	4.875%	Ba1	474,350
	Independent Power Producers & Energy Traders – 0.0%
7,100	AES Trust III, Convertible Preferred	6.750%	B	321,133
	Insurance – 0.0%
4,000	Reinsurance Group of America Inc.	5.750%	BBB	268,000
	Multi-Utilities – 0.1%
7,450	CMS Energy Corporation, Convertible Bonds	4.500%	Ba2	632,319
	Oil, Gas & Consumable Fuels – 0.2%
400	El Paso Corporation, 144A	4.990%	B	392,100
450	El Paso Corporation	4.990%	B	441,113
3,650	Whiting Petroleum Corporation	6.250%	B	722,408
	Total Oil, Gas & Consumable Fuels			1,555,621
	Real Estate – 0.1%
11,850	HRPT Properties Trust, Preferred Convertible Bonds	6.500%	Baa3	241,148
10,450	Simon Property Group, Inc., Series I	6.000%	Baa1	743,413
	Total Real Estate			984,561
	Tobacco – 0.0%
200	Universal Corporation, Convertible Preferred	6.750%	BB	244,049
	Total Convertible Preferred Securities (cost $15,042,984)			15,791,033

Shares	Description (1)	Coupon	Ratings (4)	Value
	$25 Par (or similar) Preferred Securities – 36.2% (27.5% of Total Investments)
	Capital Markets – 3.2%
93,700	Ameriprise Financial, Inc.	7.750%	A	$ 2,483,987
77,500	BNY Capital Trust V, Series F	5.950%	A1	1,944,475
110,144	Credit Suisse	7.900%	A3	2,851,628
881,630	Deutsche Bank Capital Funding Trust II	6.550%	BBB+	20,162,878
13,800	Deutsche Bank Capital Funding Trust IX	6.625%	BBB+	318,090
20,300	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%	A3	431,375
7,500	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A3	158,700
	Total Capital Markets			28,351,133
	Commercial Banks – 5.1%
6,400	ASBC Capital I	7.625%	Baa3	140,672
409,182	Banco Santander Finance	10.500%	A-	11,559,391
231,600	Banesto Holdings, Series A, 144A	10.500%	Ba1	5,985,424
14,600	Barclays Bank PLC	7.750%	A-	365,730
24,100	Barclays Bank PLC	7.100%	A+	587,076
59,300	BB&T Capital Trust VI	9.600%	A3	1,701,910
73,300	BB&T Capital Trust VII	8.100%	A3	1,952,712
107,000	Cobank Agricultural Credit Bank, 144A	7.000%	N/R	4,253,250
31,000	Cobank Agricultural Credit Bank	11.000%	A	1,619,750
564,841	HSBC Finance Corporation	6.875%	A	14,092,783
7,300	HSBC Finance Corporation	6.000%	A	170,820
22,700	HSBC Holdings PLC	6.200%	A-	518,014
79,592	Merrill Lynch Preferred Capital Trust V	7.280%	Baa3	1,826,636
400	National City Capital Trust II	6.625%	BBB	9,512
	Total Commercial Banks			44,783,680
	Diversified Financial Services – 2.1%
73,051	ING Groep N.V.	7.200%	Ba1	1,595,434
644,975	ING Groep N.V.	7.050%	Ba1	13,750,867
100	JP Morgan Chase & Company	7.900%	BBB+	106,970
116,000	JP Morgan Chase Capital Trust XI	5.875%	A2	2,731,800
24,400	JP Morgan Chase Capital Trust XXIX	6.700%	A2	603,900
	Total Diversified Financial Services			18,788,971
	Diversified Telecommunication Services – 0.2%
65,702	BellSouth Capital Funding (CORTS)	7.120%	A	1,648,713
18,300	BellSouth Corporation (CORTS)	7.000%	A	466,079
	Total Diversified Telecommunication Services			2,114,792
	Electric Utilities – 0.2%
59,800	Entergy Texas Inc.	7.875%	BBB+	1,671,410
	Food Products – 0.2%
25,000	Dairy Farmers of America Inc., 144A	7.875%	BBB-	2,030,470
	Insurance – 9.0%
624,430	Aegon N.V.	6.375%	BBB	12,700,906
5,600	Arch Capital Group Limited, Series B	7.875%	BBB-	143,080
356,066	Arch Capital Group Limited	8.000%	BBB-	9,193,624
827,000	Delphi Financial Group, Inc.	8.000%	BBB	21,005,800
276,457	EverestRe Capital Trust II	6.200%	Baa1	6,040,585
75,900	Financial Security Assurance Holdings	6.250%	A+	1,468,194
683,867	PartnerRe Limited, Series C	6.750%	BBB+	17,000,934
62,457	PLC Capital Trust III	7.500%	BBB	1,514,582
5,800	PLC Capital Trust IV	7.250%	BBB	141,230
367,251	RenaissanceRe Holdings Limited, Series B	7.300%	BBB+	9,122,515
32,400	RenaissanceRe Holdings Ltd.	6.600%	BBB+	755,568
	Total Insurance			79,087,018
	Media – 4.6%
4,000	CBS Corporation	7.250%	BBB-	98,440
464,395	CBS Corporation	6.750%	BBB-	11,071,177
481,531	Comcast Corporation	7.000%	BBB+	12,230,887
97,000	Comcast Corporation	6.625%	BBB+	2,386,200
577,046	Viacom Inc.	6.850%	BBB	14,408,839
	Total Media			40,195,543
	Multi-Utilities – 1.2%
216,300	Dominion Resources Inc.	8.375%	BBB	6,008,814
163,561	Xcel Energy Inc.	7.600%	Baa2	4,403,062
	Total Multi-Utilities			10,411,876
	Oil, Gas & Consumable Fuels – 1.2%
429,300	Nexen Inc.	7.350%	BB+	10,719,621
	Real Estate – 9.2%
99,785	Developers Diversified Realty Corporation, Series G	8.000%	Ba1	2,402,823
87,042	Duke Realty Corporation, Series O	8.375%	Baa3	2,226,534
647,700	HRPT Properties Trust, Series C	7.125%	Baa3	15,059,025
340,287	Kimco Realty Corporation, Series F	6.650%	Baa2	7,680,278
109,832	Kimco Realty Corporation, Series G	7.750%	Baa2	2,775,455
32,982	Prologis Trust, Series C	8.540%	Baa3	1,585,197
216,310	Public Storage, Inc.	6.750%	Baa1	5,221,723
33,774	Public Storage, Inc., Series C	6.600%	Baa1	804,834
43,700	Public Storage, Inc., Series E	6.750%	Baa1	1,051,859
9,359	Public Storage, Inc., Series H	6.950%	Baa1	228,453
208,158	Realty Income Corporation	6.750%	Baa2	5,156,074
117,684	Regency Centers Corporation	7.450%	Baa3	2,842,069
57,600	Vornado Realty LP	7.875%	BBB	1,449,792
857,862	Wachovia Preferred Funding Corporation	7.250%	A-	19,928,134
583,830	Weingarten Realty Trust, Preferred Securities	6.750%	Baa3	13,060,277
	Total Real Estate			81,472,527
	Wireless Telecommunication Services – 0.0%
2,300	Telephone and Data Systems Inc.	7.600%	Baa2	57,041
3,200	United States Cellular Corporation	7.500%	Baa2	80,065
	Total Wireless Telecommunication Services			137,106
	Total $25 Par (or similar) Preferred Securities (cost $335,121,260)			319,764,147

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (5)	Ratings (4)	Value
	Variable Rate Senior Loan Interests – 7.7% (5.9% of Total Investments) (6)
	Aerospace & Defense – 0.3%
$ 276	Aveos Fleet Performance, Inc., ABL Term Loan	11.250%	3/12/13	N/R	$ 278,459
277	Aveos Fleet Performance, Inc., Term Loan	10.750%	3/12/15	N/R	256,029
574	DAE Aviation Holdings, Inc., Term Loan B1	4.000%	7/31/14	B	541,436
559	DAE Aviation Holdings, Inc., Term Loan B2	4.000%	7/31/14	B	526,989
600	McKechnie Aerospace Holdings, Inc., Term Loan	5.250%	5/11/15	N/R	532,125
2,286	Total Aerospace & Defense				2,135,038
	Airlines – 0.1%
973	Delta Air Lines, Inc., Term Loan	3.501%	4/30/14	B	893,484
	Automobiles – 0.1%
1,186	Ford Motor Company, Term Loan	3.258%	12/15/13	Ba2	1,148,600
	Building Products – 0.4%
2,524	Building Materials Corporation of America, Term Loan	3.000%	2/22/14	BBB-	2,495,999
1,000	TFS Acquisition, Term Loan	10.000%	8/11/13	CCC+	950,160
3,524	Total Building Products				3,446,159
	Chemicals – 0.3%
399	Hercules Offshore, Inc., Term Loan	6.000%	7/11/13	B	390,256
463	LyondellBasell Finance Company, DIP Term Loan, (7), (8)	13.000%	6/03/10	N/R	490,510
36	LyondellBasell Finance Company, Dutch Revolving Line of Credit, (7), (8)	3.748%	12/20/13	N/R	28,498
79	LyondellBasell Finance Company, Dutch Tranche A, Term Loan, (7), (8)	3.748%	12/20/13	N/R	62,726

104	LyondellBasell Finance Company, German Tranche B1, Euro Term Loan, (7), (8)	3.998%	12/22/14	N/R	81,816
104	LyondellBasell Finance Company, German Tranche B2, Euro Term Loan, (7), (8)	3.998%	12/20/14	N/R	81,816
104	LyondellBasell Finance Company, German Tranche B3, Euro Term Loan, (7), (8)	3.998%	12/22/14	N/R	81,816
135	LyondellBasell Finance Company, Revolving Line of Credit, (7), (8)	3.748%	12/20/13	N/R	106,868
258	LyondellBasell Finance Company, US Tranche A, Term Loan, (7), (8)	3.748%	12/20/13	N/R	203,614
450	LyondellBasell Finance Company, US Tranche B1, Term Loan, (7), (8)	7.000%	12/22/14	N/R	355,021
450	LyondellBasell Finance Company, US Tranche B2, Term Loan, (7), (8)	7.000%	12/22/14	N/R	355,021
450	LyondellBasell Finance Company, US Tranche B3, Term Loan, (7), (8)	7.000%	12/22/14	N/R	355,021
3,032	Total Chemicals				2,592,983
	Communications Equipment – 0.2%
1,985	Avaya Inc., Term Loan	3.002%	10/26/14	B1	1,775,890
	Diversified Consumer Services – 0.1%
965	Cengage Learning Acquisitions, Inc., Term Loan	2.790%	7/05/14	B+	853,008
	Electric Utilities – 0.3%
555	Calpine Corporation, DIP Term Loan	3.165%	3/29/14	B+	538,502
975	TXU Corporation, Term Loan B2	3.730%	10/10/14	B+	803,089
1,345	TXU Corporation, Term Loan B3	3.730%	10/10/14	B+	1,095,719
2,875	Total Electric Utilities				2,437,310
	Electrical Equipment – 0.0%
239	Allison Transmission Holdings, Inc., Term Loan	2.999%	8/07/14	B	228,047
	Health Care Providers & Services – 0.6%
65	Community Health Systems, Inc., Delayed Term Loan	2.502%	7/25/14	BB	63,108
1,307	Community Health Systems, Inc., Term Loan	2.502%	7/25/14	BB	1,275,708
473	Concentra, Inc., Term Loan	2.550%	6/25/14	Ba3	451,375
736	HCA, Inc., Term Loan A	1.790%	11/17/12	BB	716,709
517	Health Management Associates, Inc., Term Loan	2.040%	2/28/14	BB-	501,999
182	IASIS Healthcare LLC, Delayed Term Loan	2.248%	3/14/14	Ba2	175,920
49	IASIS Healthcare LLC, Letter of Credit	2.247%	3/14/14	Ba2	47,748
527	IASIS Healthcare LLC, Term Loan	2.248%	3/14/14	Ba2	508,308
981	Select Medical Corporation, Term Loan B2	2.251%	2/24/12	Ba2	949,941
585	Select Medical Corporation, Term Loan	2.251%	2/24/12	Ba2	566,404
5,422	Total Health Care Providers & Services				5,257,220
	Hotels, Restaurants & Leisure – 0.7%
1,456	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	BB-	1,437,328
488	Cedar Fair LP, Extended US Term Loan	4.248%	8/30/14	BB-	486,078
170	Cedar Fair LP, Term Loan	2.248%	8/30/12	BB-	168,622
507	Harrah’s Operating Company, Inc., Term Loan B2	3.249%	1/28/15	B-	438,641
134	Travelport LLC, Letter of Credit	2.790%	8/23/13	Ba3	130,338
669	Travelport LLC, Term Loan	2.790%	8/23/13	Ba3	649,576
780	Venetian Casino Resort LLC, Delayed Term Loan	2.050%	5/23/14	B-	715,841
2,692	Venetian Casino Resort LLC, Term Loan	2.050%	5/23/14	B-	2,471,325
6,896	Total Hotels, Restaurants & Leisure				6,497,749
	Insurance – 0.2%
1,502	Conseco, Inc., Term Loan	7.500%	10/10/13	B-	1,460,006
	IT Services – 0.4%
765	First Data Corporation, Term Loan B1	3.000%	9/24/14	B+	679,671
1,581	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	4.000%	7/28/12	B+	1,534,002
825	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	4.000%	7/28/12	B+	800,334
790	SunGard Data Systems, Inc., Term Loan B	1.979%	2/28/14	BB	764,496
3,961	Total IT Services				3,778,503
	Leisure Equipment & Products – 0.1%
388	Herbst Gaming, Inc., Delayed Term Loan, (7), (8)	0.000%	12/02/11	D	212,977
447	Herbst Gaming, Inc., Term Loan, (7), (8)	0.000%	12/02/11	D	245,119
835	Total Leisure Equipment & Products				458,096
	Media – 2.1%
1,059	Cequel Communications LLC, Term Loan B	2.253%	11/05/13	BB-	1,034,467
3,335	Charter Communications Operating Holdings LLC, Term Loan	2.310%	3/06/14	BB+	3,227,299
1,545	Citadel Broadcasting Corporation, Term Loan, (9)	1.750%	6/12/14	D	1,382,785
1,110	Gray Television, Inc., Term Loan B	3.750%	12/31/14	Caa1	1,068,349
790	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, (10)	18.250%	4/08/12	N/R	380,769
578	Nielsen Finance LLC, Term Loan A	2.229%	8/09/13	Ba3	555,328
1,240	Nielsen Finance LLC, Term Loan B	3.979%	5/02/16	Ba3	1,220,548
944	Philadelphia Newspapers, Term Loan, (7), (8)	5.500%	6/29/13	N/R	297,392
382	SuperMedia, Term Loan	8.000%	12/31/15	B-	359,319
5,925	Tribune Company, Term Loan B, (7), (8)	3.000%	6/04/14	Ca	3,787,064
890	Tribune Company, Term Loan X, (7), (8)	2.750%	N/A	Ca	561,085
5,400	Univision Communications, Inc., Term Loan	2.540%	9/29/14	B2	4,823,534
23,198	Total Media				18,697,939
	Metals & Mining – 0.1%
1,308	John Maneely Company, Term Loan	3.501%	12/08/13	B	1,247,386
	Oil, Gas & Consumable Fuels – 0.2%
1,960	CCS Income Trust, Term Loan	3.248%	11/14/14	B	1,718,342
	Pharmaceuticals – 0.2%
2,000	Royalty Pharma Finance Trust, Unsecured Term Loan	7.750%	5/15/15	Baa3	1,950,000
	Real Estate Management & Development – 0.4%
2,515	LNR Property Corporation, Term Loan B	3.480%	7/12/11	CCC	2,312,195
1,634	Realogy Corporation, Delayed Term Loan	3.250%	10/10/13	Caa1	1,447,769
4,149	Total Real Estate Management & Development				3,759,964
	Road & Rail – 0.1%
913	Swift Transportation Company, Inc., Term Loan	8.250%	5/10/14	B-	876,364
	Specialty Retail – 0.8%
2,391	Burlington Coat Factory Warehouse Corporation, Term Loan	2.500%	5/28/13	B-	2,291,387
990	Claire’s Stores, Inc., Term Loan B	3.040%	5/29/14	B-	873,725
887	Michaels Stores, Inc., Term Loan B1	2.537%	10/31/13	B	845,769
1,194	Michaels Stores, Inc., Term Loan B2	4.787%	7/31/16	B	1,164,700
1,600	Toys “R” Us - Delaware, Inc., Term Loan B	4.496%	7/19/12	BB-	1,606,902
7,062	Total Specialty Retail				6,782,483
$ 76,271	Total Variable Rate Senior Loan Interests (cost $70,916,382)				67,994,571
Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Convertible Bonds – 11.6% (8.8% of Total Investments)
	Aerospace & Defense – 0.5%
$ 550	Alliant Techsystems, Inc., Convertible Bonds	2.750%	9/15/11	BB-	$ 563,750
250	Alliant Techsystems, Inc., Convertible Bonds	2.750%	2/15/24	BB-	269,375
2,650	L-3 Communications Corporation, Convertible Bond	3.000%	8/01/35	BB+	2,802,375
300	Orbital Sciences Corporation, Convertible Bond	2.438%	1/15/27	BB-	310,125
3,750	Total Aerospace & Defense				3,945,625
	Airlines – 0.2%
948	JetBlue Airways Corporation	6.750%	10/15/39	CCC	1,331,940
	Auto Components – 0.1%
500	BorgWarner Inc.	3.500%	4/15/12	BBB	656,250
	Beverages – 0.1%
450	Molson Coors Brewing Company, Senior Convertible Notes	2.500%	7/30/13	BBB-	491,063
	Biotechnology – 0.4%
2,400	Amgen Inc.	0.375%	2/01/13	A+	2,445,000
450	BioMarin Pharmaceutical Inc.	1.875%	4/23/17	B-	576,000
200	Invitrogen Corporation, Convertible Bond	2.000%	8/01/23	BBB-	307,500
3,050	Total Biotechnology				3,328,500
	Capital Markets – 0.1%
450	Affiliated Managers Group Inc.	3.950%	8/15/38	BBB-	446,625
300	BlackRock Inc.	2.625%	2/15/35	A+	661,125
750	Total Capital Markets				1,107,750
	Commercial Banks – 0.4%
1,790	National City Corporation, Convertible Senior Notes	4.000%	2/01/11	A	1,830,275
300	SVB Financial Group, Convertible Bond, 144A	3.875%	4/15/11	A3	321,375
850	U.S. Bancorp, Convertible Bonds, Floating Rate	0.000%	12/11/35	Aa3	842,563
2,940	Total Commercial Banks				2,994,213
	Commercial Services & Supplies – 0.2%
500	Covanta Holding Corporation, Convertible Bonds	3.250%	6/01/14	Ba3	543,125
450	Covanta Holding Corporation, Convertible Bonds	1.000%	2/01/27	Ba3	424,688
400	Universal City Development Partners, 144A	8.875%	11/15/15	B3	405,000
1,350	Total Commercial Services & Supplies				1,372,813
	Communications Equipment – 0.2%
400	Ciena Corporation, Convertible Bond	0.250%	5/01/13	B	334,000
400	Ciena Corporation, Convertible Bond	0.875%	6/15/17	B	272,000
350	CommScope Inc.	3.250%	7/01/15	B	425,688
750	Lucent Technologies Inc., Series B	2.875%	6/15/25	B1	653,438
400	Lucent Technologies Inc.	2.875%	6/15/23	B1	401,000
2,300	Total Communications Equipment				2,086,126
	Computers & Peripherals – 0.5%
1,000	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/11	A-	1,216,250
600	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/13	A-	753,000
500	EMC Corporation, Convertible Bonds	1.750%	12/01/11	A-	608,125
750	EMC Corporation, Convertible Bonds	1.750%	12/01/13	A-	941,250
250	Maxtor Corporation, Convertible Bonds	2.375%	8/15/12	B	292,813
850	Sandisk Corporation, Convertible Bond	1.000%	5/15/13	B	738,438
3,950	Total Computers & Peripherals				4,549,876

	Construction & Engineering – 0.0%
200	Fluor Corporation, Convertible Bonds	1.500%	2/15/24	A3	335,625
	Consumer Finance – 0.0%
250	Americredit Corporation	0.750%	9/15/11	B-	251,875
	Diversified Consumer Services – 0.0%
250	Sotheby’s Holdings Inc., Convertible Bond	3.125%	6/15/13	B1	283,125
	Diversified Financial Services – 0.1%
800	NASDAQ Stock Market Inc., Convertible Bond	2.500%	8/15/13	BBB	774,000
350	PHH Corporation	4.000%	4/15/12	Ba2	448,000
1,150	Total Diversified Financial Services				1,222,000
	Diversified Telecommunication Services – 0.2%
650	Qwest Communications International Inc.	3.500%	11/15/25	B+	734,500
500	Time Warner Telecom Inc., Convertible Bond	2.375%	4/01/26	B-	571,875
1,150	Total Diversified Telecommunication Services				1,306,375
	Electrical Equipment – 0.1%
237	General Cable Corporation, Convertible Bonds	0.875%	11/15/13	Ba3	205,894
323	General Cable Corporation, Convertible Bonds	4.500%	11/15/29	B	312,099
350	Roper Industries Inc.	0.000%	1/15/34	BB+	252,875
910	Total Electrical Equipment				770,868
	Electronic Equipment & Instruments – 0.2%
450	Anixter International Inc., Convertible Bond	0.000%	7/07/33	BB-	322,875
350	Itron Inc.	2.500%	8/01/26	B-	428,750
650	Tech Data Corporation, Convertible Bonds	2.750%	12/15/26	BBB-	680,875
1,450	Total Electronic Equipment & Instruments				1,432,500
	Energy Equipment & Services – 1.0%
350	Cameron International Corporation, Convertible Bonds	2.500%	6/15/26	BBB+	464,625
350	Exterran Holdings Inc., Convertible Bond	4.250%	6/15/14	BB	435,313
800	Nabors Industries Inc., Convertible Bond Series, 144A	0.940%	5/15/11	BBB+	797,000
950	Nabors Industries Inc., Convertible Bond	0.940%	5/15/11	BBB+	946,438
250	Schlumberger Limited	2.125%	6/01/23	A+	396,563
300	SESI LLC, Convertible Bond, 144A	1.500%	12/15/26	BB+	280,125
1,150	Transocean Inc., Convertible Bond	1.625%	12/15/37	BBB+	1,151,438
2,000	Transocean Inc.	1.500%	12/15/37	BBB+	1,962,500
1,950	Transocean Inc.	1.500%	12/15/37	BBB+	1,876,875
8,100	Total Energy Equipment & Services				8,310,877
	Food Products – 0.3%
250	Archer Daniels Midland Company, Convertible Bonds, 144A	0.875%	2/15/14	A	249,063
750	Archer Daniels Midland Company, Convertible Bonds	0.875%	2/15/14	A	747,188
300	Chiquita Brands International Inc., Convertible Bond	4.250%	8/15/16	B	299,250
550	Smithfield Foods Inc., Convertible Bond	4.000%	6/30/13	B-	632,500
500	Tyson Foods inc., Convertible Bond	3.250%	10/15/13	BB	641,875
2,350	Total Food Products				2,569,876
	Health Care Equipment & Supplies – 0.8%
100	Beckman Coulter Inc., Convertible Bonds, 144A	2.500%	12/15/36	BBB	112,500
500	Beckman Coulter Inc., Convertible Bonds	2.500%	12/15/36	BBB	562,500
1,850	Hologic Inc.	2.000%	12/15/37	BB-	1,665,000
200	Invacare Corporation, Convertible Bond	4.125%	2/01/27	B-	242,500
250	Inverness Medical Innovation Inc., Convertible Bonds	3.000%	5/15/16	B-	278,438
600	Kinetic Concepts Inc., Convertible Bond, 144A	3.250%	4/15/15	B+	678,000
1,200	Medtronic, Inc., Convertible Bond	1.500%	4/15/11	AA-	1,225,500
2,000	Medtronic, Inc., Convertible Bond	1.625%	4/15/13	AA-	2,125,000
6,700	Total Health Care Equipment & Supplies				6,889,438
	Health Care Providers & Services – 0.4%
400	AmeriGroup Corporation, Convertible Bond	2.000%	5/15/12	BB	408,000
300	LifePoint Hospitals, Inc., Convertible Bonds	3.250%	8/15/25	B1	293,625
450	LifePoint Hospitals, Inc., Convertible Bonds	3.500%	5/15/14	B	451,125
2,585	Omnicare, Inc.	3.250%	12/15/35	B+	2,200,481
250	PSS World Medical Inc. Convertible Note, 144A	3.125%	8/01/14	BB	314,063
3,985	Total Health Care Providers & Services				3,667,294
	Hotels, Restaurants & Leisure – 0.2%
900	Carnival Corporation	2.000%	4/15/21	A3	968,625
800	International Game Technology	3.250%	5/01/14	BBB	955,000
1,700	Total Hotels, Restaurants & Leisure				1,923,625
	Household Durables – 0.1%
400	D.R. Horton, Inc.	2.000%	5/15/14	BB-	473,000
350	Newell Rubbermaid Inc.	5.500%	3/15/14	BBB-	658,875
750	Total Household Durables				1,131,875
	Independent Power Producers & Energy Traders – 0.0%
300	Allegheny Technologies Inc., Convetible Bond	4.250%	6/01/14	BBB-	440,625
	Insurance – 0.1%
450	Old Republic International Corporation	8.000%	5/15/12	BBB+	565,875
	Internet & Catalog Retail – 0.1%
50	Priceline.com Inc., Convertible Bond	0.500%	9/30/11	BB	315,938
150	Priceline.com Inc., Convertible Bond	0.750%	9/30/13	BB	947,813
200	Total Internet & Catalog Retail				1,263,751
	Internet Software & Services – 0.1%
350	Equinix Inc., Convertible Bond	3.000%	10/15/14	B-	369,688
500	Equinix Inc.	4.750%	6/15/16	B-	682,500
850	Total Internet Software & Services				1,052,188
	IT Services – 0.1%
150	Macrovision Corporation, Convertible Bonds	2.625%	8/15/11	BB-	206,063
300	Verifone Holdings Inc.	1.375%	6/15/12	B	277,125
450	Total IT Services				483,188
	Leisure Equipment & Products – 0.1%
450	Hasbro Inc.	2.750%	12/01/21	BBB	798,750
	Life Sciences Tools & Services – 0.3%
500	Apogent Technologies, Inc., Convertible Bonds	0.000%	12/15/33	A-	876,250
400	Charles River Laboratories International, Inc.	2.250%	6/15/13	BB+	409,500
300	Invitrogen Corporation, Convertible Bond	1.500%	2/15/24	BBB-	353,250
350	Invitrogen Corporation, Convertible Bond	3.250%	6/15/25	BBB-	412,563
300	Millipore Corporation, Convertible Bonds	3.750%	6/01/26	BB-	376,875
1,850	Total Life Sciences Tools & Services				2,428,438
	Machinery – 0.1%
350	Ingersoll Rand	4.500%	4/15/12	BBB+	700,000
200	Terex Corporation	4.000%	6/01/15	B	312,000
550	Total Machinery				1,012,000
	Media – 0.4%
400	Interpublic Group Companies Inc., Convertible Notes	4.250%	3/15/23	Ba2	418,500
700	Liberty Media Corporation, Senior Debentures, Exchangeable for PCS Common Stock, Series 1	4.000%	11/15/29	BB-	383,250
1,800	Liberty Media Corporation	3.125%	3/30/23	BB-	1,919,250
550	Omnicom Group, Inc.	0.000%	7/01/38	A-	547,250
3,450	Total Media				3,268,250
	Metals & Mining – 0.7%
500	Alcoa Inc., Convertible Bond	5.250%	3/15/14	Baa3	1,159,375
227	First Uranium Corporation, WI/DD, (12)	7.000%	3/31/13	N/R	216,238
2,000	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/R	1,390,000
200	Newmont Mining Corp., Senior Convertible Note	1.625%	7/15/17	BBB+	259,250
450	Newmont Mining Corporation, 144A	1.625%	7/15/17	BBB+	583,313
600	Newmont Mining Corporation	1.250%	7/15/14	BBB+	773,250
250	Steel Dynamics, Inc.	5.125%	6/15/14	BB+	308,750
750	United States Steel Corporation	4.000%	5/15/14	BB	1,579,688
4,977	Total Metals & Mining				6,269,864
	Multiline Retail – 0.0%
350	Saks, Inc., Convertible Bonds	2.000%	3/15/24	B-	333,375
	Oil, Gas & Consumable Fuels – 0.8%
200	Alpha Natural Resouces Inc., Convertible Bond	2.375%	4/15/15	BB	235,250
450	Chesapeake Energy Corporation, 144A	2.750%	11/15/35	BB	416,813
750	Chesapeake Energy Corporation, Convertible Bonds	2.500%	5/15/37	BB	618,750
800	Chesapeake Energy Corporation, Convertible Bonds	2.250%	12/15/38	BB	586,000
500	Massey Energy Company, Convertible Bond	3.250%	8/01/15	BB-	487,500
2,750	Peabody Energy Corp., Convertible Bond	4.750%	12/15/66	Ba3	2,990,625
300	Penn Virginia Corporation	4.500%	11/15/12	B	283,500
500	Pioneer Natural Resouces Company, Convertible Bond	2.875%	1/15/38	BB+	576,875
1,075	USEC Inc., Convertible Bond	3.000%	10/01/14	Caa2	873,438
7,325	Total Oil, Gas & Consumable Fuels				7,068,751
	Pharmaceuticals – 0.5%
300	Allergan Inc., Convertible Bond	1.500%	4/01/26	A	344,250
750	King Pharmaceuticals Inc., Convertible Bonds	1.250%	4/01/26	BB	692,813
550	Mylan Labs, Inc., Convertible Bonds	1.250%	3/15/12	BB-	613,250
600	Mylan Labs, Inc., Convertible Bonds	3.750%	9/15/15	BB-	669,962
900	Teva Pharmaceutical Finance Company B.V., Series D	1.750%	2/01/26	A-	1,165,500
350	Teva Pharmaceutical Finance Company LLC, Convertible Bonds	0.250%	2/01/26	A-	476,438
183	Teva Pharmaceutical Finance, Series B	0.250%	2/01/24	A-	336,034
275	Valeant Pharmaceuticals International Convertible Bond	4.000%	11/15/13	B-	384,313
3,908	Total Pharmaceuticals				4,682,560
	Real Estate – 1.0%
1,250	Boston Properties Limited Partnership, Convertible Bonds, 144A	3.625%	2/15/14	A-	1,256,250
850	Boston Properties Limited Partnership, Convertible Bonds, 144A	2.875%	2/15/37	A-	851,063
450	Boston Properties Limited Partnership, Convertible Bonds	2.875%	2/15/37	A2	450,563
250	Brandywine Operating Partnership, Convertible Bonds	3.875%	10/15/26	BBB-	250,625
300	Duke Realty Corporation, Series D, 144A	3.750%	12/01/11	BBB-	301,500
450	ERP Operating LP	3.850%	8/15/26	BBB+	452,250
200	Health Care REIT, Inc., Convertible Bonds	4.750%	12/01/26	Baa2	222,500
200	Health Care REIT, Inc., Convertible Bonds	4.750%	7/15/27	Baa2	224,750
350	Hospitality Properties Trust, Convertible Bonds	3.800%	3/15/27	BBB	350,000
1,050	Host Hotels & Resorts Inc, Convertible Bonds, 144A	2.625%	4/15/27	BB+	1,010,625
450	Host Marriot LP, Convertible Bonds, 144A	3.250%	4/15/24	BB+	462,375
250	Prologis Trust, Convertible Bonds, 144A	2.250%	4/01/37	BBB-	244,375
1,500	Prologis Trust, Convertible Bonds	2.250%	4/01/37	BBB-	1,466,250
250	Rayonier Trust Holdings Inc., Convertible Bond	3.750%	10/15/12	BBB	274,063
200	Ventas Inc., Convertible Bond, 144A	3.875%	11/15/11	BBB-	232,750
800	Vornado Realty, Convertible Bond	3.875%	4/15/25	BBB	878,999
8,800	Total Real Estate				8,928,938
	Semiconductors & Equipment – 0.9%
1,650	Advanced Micro Devices, Inc., Convertible Bonds, 144A	6.000%	5/01/15	B-	1,590,187
637	Advanced Micro Devices, Inc., Convertible Bonds	5.750%	8/15/12	B-	637,795
1,150	Intel Corporation, Convertible Bond	2.950%	12/15/35	A-	1,134,187
1,650	Intel Corporation, Convertible Bond	3.250%	8/01/39	A2	1,986,187
1,400	Micron Technology, Inc.	1.875%	6/01/14	B-	1,345,749
750	ON Semiconductor Corporation	2.625%	12/15/26	B+	769,687
300	Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB	278,249
450	Xilinx Inc., Convertible Bond	3.125%	3/15/37	BB	417,374
7,987	Total Semiconductors & Equipment				8,159,415
	Software – 0.0%
300	Nuance Communications Inc.	2.750%	8/15/27	B-	325,874
	Specialty Retail – 0.1%
500	Best Buy Co., Inc.	2.250%	1/15/22	Baa3	559,999
250	United Auto Group, Inc., Convertible Bonds	3.500%	4/01/26	B-	250,624
750	Total Specialty Retail				810,623
	Textiles, Apparel & Luxury Goods – 0.1%
550	Iconix Brand Group, Inc., Convertible Notes, 144A	1.875%	6/30/12	B	514,937
100	Liz Claiborne Inc., Convertible Bond	6.000%	6/15/14	B2	224,124
650	Total Textiles, Apparel & Luxury Goods				739,061
	Trading Companies & Distributors – 0.0%
190	WESCO International Inc., Convertible Bond	6.000%	9/15/29	B	277,399
	Wireless Telecommunication Services – 0.1%
500	Liberty Media Corporation, Convertible Bonds	3.750%	2/15/30	BB-	264,999
911	NII Holdings Inc.	3.125%	6/15/12	B-	864,310
1,411	Total Wireless Telecommunication Services				1,129,309
$94,131	Total Convertible Bonds (cost $92,158,951)				101,997,743

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Corporate Bonds – 11.4% (8.6% of Total Investments)
	Aerospace & Defense – 0.4%
$400	Bombardier Inc., Class B Shares, 144A	7.500%	3/15/18	BB+	$ 419,000
800	Hawker Beechcraft Acquisition Company	8.500%	4/01/15	CCC-	622,000
1,000	Hexcel Corporation, Term Loan	6.750%	2/01/15	B+	995,000
1,200	Vought Aircraft Industries Inc.	8.000%	7/15/11	B3	1,212,000
3,400	Total Aerospace & Defense				3,248,000
	Airlines – 0.1%
600	United Airlines Inc., 144A	12.000%	11/01/13	CCC	624,000
	Auto Components – 0.0%
400	TRW Automotive Inc., 144A	8.875%	12/01/17	B	416,500
	Building Products – 0.0%
400	Libbey Glass Inc., 144A	10.000%	2/15/15	B	423,000
	Chemicals – 0.6%
1,200	Hexion US Finance Corporation	9.750%	11/15/14	CCC+	1,230,000
1,000	Momentive Performance Materials	9.750%	12/01/14	Caa2	1,005,000
800	NOVA Chemicals Corporation, 144A	8.625%	11/01/19	B+	828,000
1,400	Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	B-	1,421,000
400	Solutia Inc.	7.875%	3/15/20	B+	407,000
4,800	Total Chemicals				4,891,000
	Commercial Services & Supplies – 0.4%
600	Avis Budget Car Rental	9.625%	3/15/18	B	630,000
300	International Lease Finance Corporation, 144A, DD1	8.625%	9/15/15	BB+	307,427
1,850	International Lease Finance Corporation, 144A, DD1	8.750%	3/15/17	BB+	1,897,236
800	Ticketmaster	10.750%	8/01/16	BB-	896,000
3,550	Total Commercial Services & Supplies				3,730,663
	Communications Equipment – 0.1%
800	IntelSat Bermuda Limited	11.250%	2/04/17	CCC+	850,000
	Construction Materials – 0.1%
1,200	Headwaters Inc., 144A	11.375%	11/01/14	B+	1,258,500
	Consumer Finance – 0.0%
200	GMAC Inc.	8.000%	3/15/20	B	205,500
	Diversified Telecommunication Services – 0.7%
400	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B-	413,000
1,650	Cincinnati Bell Inc.	8.250%	10/15/17	Ba3	1,678,875
400	Cincinnati Bell Inc.	8.750%	3/15/18	B2	405,500
1,500	IntelSat Corporation	9.250%	8/15/14	BB-	1,545,000
800	New Communications Holdings, 144A, WI/DD	8.500%	4/15/20	BB	810,000
800	Windstream Corporation, 144A	7.875%	11/01/17	Ba3	792,000
5,550	Total Diversified Telecommunication Services				5,644,375

		Electric Utilities – 0.1%
1,000		Sierra Pacific Resources, Series 2006	6.750%	8/15/17	BB	1,019,738
		Electrical Equipment – 0.1%
600		Energy Future Holdings	10.000%	1/15/20	B+	628,500
		Energy Equipment & Services – 0.2%
800		Hercules Offshore LLC, 144A	10.500%	10/15/17	B	802,000
1,000		Pride International Inc.	7.375%	7/15/14	BBB-	1,035,000
1,800		Total Energy Equipment & Services				1,837,000
		Food & Staples Retailing – 0.2%
2,000		Stater Brothers Holdings Inc.	8.125%	6/15/12	B+	2,020,000
		Food Products – 0.4%
800		Dole Foods Company, 144A	8.000%	10/01/16	B+	824,000
2,243		Dole Foods Company	8.750%	7/15/13	B-	2,349,543
400		Tops Markets, 144A	10.125%	10/15/15	B	418,000
3,443		Total Food Products				3,591,543
		Health Care Equipment & Supplies – 0.4%
500		Biomet Inc.	10.000%	10/15/17	B-	553,750
2,750		Select Medical Corporation	7.625%	2/01/15	B-	2,633,125
3,250		Total Health Care Equipment & Supplies				3,186,875
		Health Care Providers & Services – 0.8%
2,000		Community Health Systems, Inc.	8.875%	7/15/15	B	2,075,000
1,200		HCA Inc., 144A	8.500%	4/15/19	BB	1,296,750
1,000		HCA Inc.	9.250%	11/15/16	BB-	1,065,625
1,400		HealthSouth Corporation	8.125%	2/15/20	CCC+	1,400,000
1,200		Select Medical Corporation	6.143%	9/15/15	CCC+	1,080,000
6,800		Total Health Care Providers & Services				6,917,375
		Hotels, Restaurants & Leisure – 1.0%
900		Boyd Gaming Corporation	7.750%	12/15/12	B+	902,250
800		GWR Operating Partnership, 144A, WI/DD	10.875%	4/01/17	BB-	763,000
500		Harrah’s Operating Company, Inc.	11.250%	6/01/17	B-	541,250
800		Isle of Capri Casinos, Inc.	7.000%	3/01/14	CCC+	688,000
600		Landry’s Restaurants Inc., 144A	11.625%	12/01/15	B	648,000
200		MGM Mirage Inc., 144A	9.000%	3/15/20	B1	207,000
1,000		MGM Mirage Inc.	8.375%	2/01/11	CCC-	1,002,500
300		MGM Mirage Inc.	6.750%	9/01/12	CCC+	285,000
400		Peninsula Gaming LLC	8.375%	8/15/15	BB	401,000
400		Penn National Gaming Inc., 144A	8.750%	8/15/19	BB-	408,000
1,292		Pinnacle Entertainment Inc.	8.250%	3/15/12	B	1,288,770
1,750		Seminole Hard Rock Entertainment, Inc., 144A	2.754%	3/15/14	BB	1,566,250
8,942		Total Hotels, Restaurants & Leisure				8,701,020
		Household Products – 0.1%
800		Central Garden & Pet Company, Senior Subordinate Notes	8.250%	3/01/18	B	815,000
		Independent Power Producers & Energy Traders – 0.1%
100		Dynegy Holdings, Inc., Term Loan	8.375%	5/01/16	B	83,500
1,000		NRG Energy Inc.	7.375%	1/15/17	BB-	992,500
1,100		Total Independent Power Producers & Energy Traders				1,076,000
		Internet Software & Services – 0.2%
2,000		Open Solutions Inc., 144A	9.750%	2/01/15	CCC+	1,732,500
		IT Services – 0.7%
842		First Data Corporation, DD1	10.550%	9/24/15	B-	715,870
2,050		First Data Corporation	9.875%	9/24/15	B-	1,778,375
1,625		Global Cash Access LLC	8.750%	3/15/12	B	1,635,156
2,250		Sungard Data Systems Inc.	9.125%	8/15/13	B	2,317,500
6,767		Total IT Services				6,446,901
		Machinery – 0.2%
2,000		Greenbrier Companies, Inc.	8.375%	5/15/15	CCC	1,830,000
		Media – 0.6%
3,175		Allbritton Communications Company, Series B	7.750%	12/15/12	B-	3,198,813
1,000		Clear Channel Communications, Inc.	6.250%	3/15/11	CCC-	972,500
700		Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	551,250
350		Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	367,500
1,975		Medianews Group Inc., (9)	6.375%	4/01/14	CC	217
2,000		Young Broadcasting Inc., (11)	10.000%	3/01/11	D	14,000
9,200		Total Media				5,104,280
		Metals & Mining – 0.6%
400		Consol Energy Inc., 144A, WI/DD	8.000%	4/01/17	BB	413,000
400		Consol Energy Inc., 144A, WI/DD	8.250%	4/01/20	BB	413,000
600		Essar Steel Algoma Inc., 144A	9.375%	3/15/15	B+	609,000
3,700		MagIndustries Corporation, (12)	11.000%	12/14/12	N/R	3,478,709
5,100		Total Metals & Mining				4,913,709
		Multiline Retail – 0.3%
1,850		Neiman Marcus Group Inc.	10.375%	10/15/15	CCC+	1,919,375
1,000		Toys R Us Property Company II LLC, 144A	8.500%	12/01/17	Ba2	1,042,500
2,850		Total Multiline Retail				2,961,875
		Multi-Utilities – 0.1%
800		Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC	784,000
		Oil, Gas & Consumable Fuels – 0.3%
400		Chaparral Energy Inc.	8.500%	12/01/15	CCC+	367,000
1,200		Western Refining Inc.	11.250%	6/15/17	B+	1,086,000
1,000		Whiting Petroleum Corporation	7.000%	2/01/14	BB	1,028,750
2,600		Total Oil, Gas & Consumable Fuels				2,481,750
		Paper & Forest Products – 0.2%
400		Boise Paper Holdings Company	8.000%	4/01/20	BB-	402,000
1,000		Georgia-Pacific Corporation	7.700%	6/15/15	BB	1,065,000
1,400		Total Paper & Forest Products				1,467,000
		Personal Products – 0.2%
1,200		Prestige Brands Inc.	8.250%	4/01/18	B+	1,236,000
400		Revlon Consumer Products	9.750%	11/15/15	B-	415,000
1,600		Total Personal Products				1,651,000
		Real Estate Management & Development – 0.0%
400		Realogy Corporation	10.500%	4/15/14	Ca	347,000
		Road & Rail – 0.1%
1,200		Swift Transportation Company, 144A	8.000%	5/15/15	CCC-	1,093,500
		Semiconductors & Equipment – 0.2%
700		Avago Technologies Finance Pte Limited	11.875%	12/01/15	Ba3	785,750
800		Spansion LLC, 144A	3.376%	6/01/13	D	808,000
1,500		Total Semiconductors & Equipment				1,593,750
		Software – 0.4%
400		Telcordia Technologies, Inc., 144A	10.000%	3/15/13	CCC+	393,000
3,250		Telcordia Technologies, Inc.	4.008%	7/15/12	B	3,152,500
3,650		Total Software				3,545,500
		Specialty Retail – 0.6%
600		AutoNation Inc.,	6.750%	4/15/18	BB+	590,927
600		Brookstone Company Inc.	12.000%	10/15/12	CCC-	471,000
900		Claires Stores, Inc.	9.250%	6/01/15	CCC+	796,500
800		Michael’s Stores	11.375%	11/01/16	CCC	868,000
2,068		Warnaco Inc., Senior Notes	8.875%	6/15/13	BB+	2,124,870
4,968		Total Specialty Retail				4,851,297
		Textiles, Apparel & Luxury Goods – 0.5%
200		Express LLC, 144A	8.750%	3/01/18	B	205,000
400		Hanesbrands Inc.	8.000%	12/15/16	B+	416,000
3,000		Jostens IH Corporation	7.625%	10/01/12	BB-	3,022,500
1,200		Quiksilver Inc.	6.875%	4/15/15	CCC	1,116,000
4,800		Total Textiles, Apparel & Luxury Goods				4,759,500
		Wireless Telecommunication Services – 0.4%
1,500		IPCS, Inc.	2.374%	5/01/13	Ba2	1,395,000
2,450		Sprint Nextel Corporation	8.375%	8/15/17	BB-	2,474,500
3,950		Total Wireless Telecommunication Services				3,869,500
$ 105,420		Total Corporate Bonds (cost $99,091,617)				100,517,651
Principal
Amount (000)/
Shares		Description (1)	Coupon	Maturity	Ratings (4)	Value
		Capital Preferred Securities – 23.6% (17.9% of Total Investments)
		Capital Markets – 0.4%
3,200		UBS Perferred Funding Trust I	8.622%	10/01/51	BBB-	$ 3,168,954
		Commercial Banks – 12.2%
2,155		AgFirst Farm Credit Bank	8.393%	12/15/16	A	2,128,063
6,200		AgFirst Farm Credit Bank	7.300%	12/15/53	A	4,847,036
3,384		Banco Santander Finance	10.500%	9/29/49	A-	3,782,101
1,500		Barclays Bank PLC, 144A	7.434%	12/15/57	A-	1,500,000
3,500		Barclays Bank PLC	6.278%	12/15/34	A-	2,975,000
3,350		BBVA International Unipersonal	5.919%	4/18/58	A-	2,793,461
2,300		BNP Paribas, 144A	7.195%	12/25/57	A	2,242,500
11,360		Credit Agricole, S.A	9.750%	12/26/54	A-	12,552,800
6,200		First Empire Capital Trust I	8.234%	2/01/27	Baa2	5,525,948
600		First Union Institutional Capital II	7.850%	1/01/27	A-	589,388
3,100		Fulton Capital Trust I	6.290%	2/01/36	BBB-	1,952,061
550		HSBC Capital Funding LP, Debt	10.176%	6/30/50	A-	708,950
5,000		LBG Capital I PLC	8.000%	6/15/20	B+	4,375,000
4,200		Nordea Bank AB	8.375%	3/25/15	A-	4,533,396
8,000		North Fork Capital Trust II	8.000%	12/15/27	Baa3	7,860,000
2,600		Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A	2,396,311
9,145		Rabobank Nederland, 144A	11.000%	6/30/19	AA-	11,802,821
600		Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	439,566
11,624		Societe Generale	8.750%	10/07/49	BBB+	11,960,445
2,000		Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Ba1	1,750,704
3,300		Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	3,046,332
—	(13)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	Ba3	17,793,625
		Total Commercial Banks				107,555,508

	Diversified Financial Services – 1.3%
6	AMG Capital Trust II, Convertible Bond	5.150%	10/15/37	BB	201,638
1,800	Bank One Capital III	8.750%	9/01/30	A2	2,097,479
7,500	JP Morgan Chase Capital Trust XX Ser T	6.550%	9/29/36	A2	7,059,443
2,450	JP Morgan Chase Capital XXV	6.800%	10/01/37	A2	2,446,332
	Total Diversified Financial Services				11,804,892
	Diversified Telecommunication Services – 1.2%
10	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	10,862,465
	Insurance – 7.8%
2,600	AXA SA, 144A	6.463%	12/14/18	Baa1	2,288,000
1,000	AXA SA, 144A	6.379%	12/14/36	Baa1	880,000
1,200	Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	1,068,000
8,000	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	7,479,343
1,700	Hartford Financial Services Group Inc.	8.125%	6/15/18	BB+	1,780,750
2,000	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	1,790,000
4,200	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	4,326,000
7,000	National Financial Services Inc.	6.750%	5/15/37	Baa2	5,906,795
1,150	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	724,980
5,500	Oil Insurance Limited, 144A	7.558%	6/30/11	Baa1	4,770,645
2,500	Old Mutual Capital Funding, Notes, (2)	8.000%	6/22/53	Baa3	2,413,000
5,600	Progressive Corporation	6.700%	6/15/67	A2	5,506,177
10,200	Prudential Financial Inc.	8.875%	6/15/18	BBB+	11,551,500
6,200	Prudential PLC	6.500%	6/29/49	A-	5,626,500
14,600	XL Capital, Limited	6.500%	10/15/57	BBB-	12,556,000
	Total Insurance				68,667,690
	Road & Rail – 0.7%
6,400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	6,231,436
	Total Capital Preferred Securities (cost $221,962,968)				208,290,945
Shares	Description (1)				Value
	Investment Companies – 1.4% (1.1% of Total Investments)
354,750	BlackRock Credit Allocation Income Trust II				$ 3,572,332
298,160	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				4,561,848
259,567	John Hancock Preferred Income Fund III				4,192,007
	Total Investment Companies (cost $17,741,875)				12,326,187
Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 3.0% (2.2% of Total Investments)
$ 5,337	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/10, repurchase price $5,336,924, collateralized by: $4,045,000 U.S. Treasury Notes, 1.375%, due 1/15/13, value $4,034,888, and $1,420,000 U.S. Treasury Notes, 1.375% due 2/15/13, value $1,412,900	0.000%	4/01/10		$ 5,336,924
20,658	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/10, repurchase price $20,657,893, collateralized by: $7,715,000 U.S. Treasury Notes, 2.750%, due 11/30/16, value $7,551,056, and $13,590,000 U.S. Treasury Notes, 3.250%, due 3/31/17, value $13,522,050	0.000%	4/01/10		20,657,893
$ 25,995	Total Short-Term Investments (cost $25,994,817)				25,994,817
	Total Investments (cost $1,159,093,534) – 131.7%				1,161,999,742
Shares	Description (1)				Value
	Common Stocks Sold Short - (0.7)%
	Chemicals – (0.1)%
(10,500)	Sigma-Aldrich Corporation				$ (563,430)
	Diversified Consumer Services – (0.1)%
(3,750)	Strayer Education Inc.				(913,200)
	Food Products – (0.0)%
(3,000)	Green Mountain Coffee Roasters Inc., (2)				(290,460)
	Health Care Equipment & Supplies – (0.1)%
(14,300)	C. R. Bard, Inc.				(1,238,666)
	Hotels, Restaurants & Leisure – (0.1)%
(7,100)	P.F. Changs China Bistro, Inc., (2)				(313,323)
(6,300)	WMS Industries Inc.				(264,222)
	Total Hotels, Restaurants & Leisure				(577,545)
	Internet & Catalog Retail – (0.1)%
(2,800)	Amazon.com, Inc., (2)				(380,044)
	Specialty Retail – (0.2)%
(10,100)	AutoZone, Inc., (2)				(1,748,209)
(8,500)	Urban Outfitters, Inc., (2)				(323,255)
	Total Specialty Retail				(2,071,464)
	Total Common Stocks Sold Short (proceeds $5,253,474)				(6,034,809)
	Borrowings – (30.6)% (14), (15)				(270,000,000)
	Other Assets Less Liabilities – (0.4)%				(3,351,299)
	Net Assets Applicable to Common Shares – 100%				$ 882,613,634

Investments in Derivatives

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (16)	Date	Price	Value
	Call Options Written – (0.7)%
(745)	Aetna Inc.	$ (2,235,000)	1/22/11	$ 30.0	$ (532,675)
(1,288)	Ameren Corporation	(3,220,000)	9/18/10	25.0	(228,620)
(155)	AngloGold Ashanti Limited	(620,000)	1/22/11	40.0	(66,650)
(638)	Barrick Gold Corporation	(2,552,000)	1/22/11	40.0	(255,200)
(142)	BP PLC	(923,000)	1/22/11	65.0	(16,188)
(600)	Cameco Corporation	(2,100,000)	1/22/11	35.0	(55,500)
(442)	Chevron Corporation	(2,873,000)	1/22/11	65.0	(540,345)
(218)	ConocoPhillips	(981,000)	1/22/11	45.0	(168,405)
(1,040)	Gold Fields Limited	(1,300,000)	1/22/11	12.5	(189,800)
(565)	Gold Fields Limited	(847,500)	1/22/11	15.0	(50,850)
(280)	Lockheed Martin Corporation	(2,100,000)	1/22/11	75.0	(305,200)
(550)	Newmont Mining Corporation	(2,750,000)	1/22/11	50.0	(365,750)
(1,510)	Nippon Telegraph & Telephone Corporation	(3,020,000)	6/19/10	20.0	(218,950)
(1,773)	NovaGold Resources, Inc.	(886,500)	9/18/10	5.0	(407,790)
(1,600)	Pfizer Inc.	(2,800,000)	1/22/11	17.5	(188,000)
(176)	Royal Dutch Shell PLC	(1,056,000)	7/17/10	60.0	(12,320)
(1,746)	Smithfield Foods, Inc.	(3,055,500)	1/22/11	17.5	(785,700)
(537)	Suncor Energy Inc.	(1,611,000)	1/22/11	30.0	(283,268)
(1,048)	Telus Corporation	(3,144,000)	9/18/10	30.0	(634,040)
(1,408)	Tesoro Corporation	(1,760,000)	1/22/11	12.5	(401,280)
(347)	Tesoro Corporation	(520,500)	1/22/11	15.0	(55,520)
(1,755)	Tyson Foods, Inc.	(3,510,000)	1/22/11	20.0	(311,512)
(434)	Wal-Mart Stores, Inc.	(2,387,000)	1/22/11	55.0	(157,325)
(18,997)	Total Call Options Written (premiums received $4,929,278)	$ (46,252,000)			$ (6,230,888)

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

		Level 1	Level 2	Level 3	Total
	Investments:
	Common Stocks*	$ 303,727,616	$ 5,595,032	$ —	$ 309,322,648
	Preferred Securities**	309,000,225	234,845,900	—	543,846,125
	Variable Rate Senior Loan Interests	—	67,994,571	—	67,994,571
	Convertible Bonds	—	101,781,505	216,238	101,997,743
	Corporate Bonds	—	97,038,942	3,478,709	100,517,651
	Investment Companies	12,326,187	—	—	12,326,187
	Short-Term Investments	25,994,817	—	—	25,994,817
	Common Stocks Sold Short	(6,034,809)	—	—	(6,034,809)
	Derivatives:
	Call Options Written	(6,230,888)	—	—	(6,230,888)
	Total	$ 638,783,148	$ 507,255,950	$ 3,694,947	$1,149,734,045

*       Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

**     Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

		Level 3	Level 3	Level 3	Level 3
		Convertible Bonds	Corporate Bonds	Warrants	Total
Balance at the beginning of period		$ —	$ 3,348,500	$ 6,725	$ 3,355,225
Gains (losses):
Net realized gains (losses)		—	—	(5,519)	(5,519)
Net change in unrealized appreciation (depreciation)		(6,398)	116,937	—	110,539
Net purchases at cost (sales at proceeds)		222,636	—	(1,206)	221,430
Net discounts (premiums)		—	13,272	—	13,272
Net transfers in to (out of) at end of period fair value		—	—	—	—
Balance at the end of period		$ 216,238	$ 3,478,709	$ —	$ 3,694,947
Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$6,230,888
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, timing differences in the recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2010, the cost of investments (excluding securities sold short and call options written) was $1,167,866,392.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding securities sold short and call options written) at March 31, 2010, were as follows:

Gross unrealized:
Appreciation					$ 76,460,428
Depreciation					(82,327,078)

Net unrealized appreciation (depreciation) of investments					$ (5,866,650)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged as collateral for call options written during and as of the end of the reporting period.
(4)

Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(5)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(6)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(7)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(8)	At or subsequent to March 31, 2010, this issue was under the protection of the Federal Bankruptcy Court.
(9)

The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment  obligations and has directed the Fund’s custodian to cease accruing additional income on the  Fund’s records.

(10)

At or subsequent to March 31, 2010, the Fund’s Adviser concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(11)

This issue is under protection of the Federal Bankruptcy Court. As a result, the Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(12)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(13)	Principal Amount (000) rounds to less than $1,000.
(14)	Borrowings as a percentage of Total Investments is 23.2%.
(15)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2010, investments with a value of $807,213,051 have been pledged as collateral for Borrowings.

(16)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(17)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
N/A	Not applicable.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
DD1	Investment or portion of investment purchased on a delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers

ADR	American Depositary Receipt.
CORTS	Corporate Backed Trust Securities.
PPLUS	PreferredPlus Trust.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multi-Strategy Income and Growth Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 28, 2010

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 28, 2010

*                      Print the name and title of each signing officer under his or her signature.